Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consists of the following:
	September 30,	December 31,
	2024	2023
Accounts receivable	$318,841	$9,393
Less: allowance for expected credit loss	(18)	(19)
	$318,859	$9,374
Accounts receivable, net consists of the following:
	December 31,
	2023	2022
Accounts receivable	$9,393	$13,026
Less: allowance for expected credit loss	(19)	(26)
	$9,374	$13,000

Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss	As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:
	September 30,	December 31,
	2024	2023
Within 90 days	$318,841	$9,374
	$318,841	$9,374
As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:
	December 31,
	2023	2022
Within 90 days	$9,374	$13,000
	$9,374	$13,000

Schedule of movement Allowances for Expected Credit Loss	The movement of allowances for expected credit loss is as follow:
	September 30,	December 31,
	2024	2023
Balance at beginning of the year	$(19)	$(26)
Reversal (provision) of provision	1	7
Effect of currency translation adjustment	—	—
Ending balance	$(18)	$(19)
The movement of allowances for expected credit loss is as follow:
	December 31,
	2023	2022
Balance at beginning of the year	$(26)	$(286)
Reversal of expected credit losses	7	260
Ending balance	$(19)	$(26)